FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENTS

NOTE 16 – FAIR VALUE MEASUREMENTS

The following disclosures show the hierarchal disclosure framework associated with the level of pricing observations utilized in measuring assets and liabilities at fair value. The three broad levels defined by U.S. GAAP are as follows:

Level I:	Quoted prices are available in active markets for identical assets or liabilities as of the reported date.

Level II:	Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reported date. The nature of these assets and liabilities include items for which quoted prices are available but traded less frequently, and items that are fair valued using other financial instruments, the parameters of which can be directly observed.

Level III:	Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

This hierarchy requires the use of observable market data when available.

The following tables present the assets reported on the Consolidated Balance Sheet at their fair value as of December 31, by level within the fair value hierarchy. Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement (in thousands):

	2011
	Level 1	Level II	Level III	Total
Assets:
U.S. government agencies	$-	$11,191	$-	$11,191
Mortgage-backed securities of governement-sponsored entities	-	28,578	-	28,578
Collateralized mortgage obligations of government-sponsored entities	-	5,175	-	5,175
Obligations of states and political subdivisions:
Taxable	-	1,582	-	1,582
Tax-exempt	-	32,508	-	32,508
Corporate securities	-	4,082	-	4,082
Commerical paper	11,998	-	-	11,998
Total debt securities	11,998	83,116	-	95,114

Equity securities of financial instituitions	505	-	-	505

Total	$12,503	$83,116	$-	$95,619

	2010
	Level 1	Level II	Level III	Total
Assets:
U.S. government agencies	$-	$12,774	$-	$12,774
Mortgage-backed securities
of governement-sponsored entities	-	24,274	-	24,274
Obligations of states and
political subdivisions:
Taxable	-	1,199	-	1,199
Tax-exempt	-	27,979	-	27,979
Corporate securities	-	4,730	-	4,730
Commerical paper	8,099	-	-	8,099
Total debt securities	8,099	70,956	-	79,055

Equity securities of financial instituitions	610	-	-	610

Total	$8,709	$70,956	$-	$79,665

The following tables present the assets measured on a nonrecurring basis on the Consolidated Balance Sheet at their fair value as of December 31 by level within the fair value hierarchy. Impaired loans that are collateral dependent are written down to fair value through the establishment of specific reserves. Techniques used to value the collateral that secure the impaired loan include: quoted market prices for identical assets classified as Level I inputs and observable inputs, employed by certified appraisers, for similar assets classified as Level II inputs. In cases where valuation techniques included inputs that are unobservable and are based on estimates and assumptions developed by management based on the best information available under each circumstance, the asset valuation is classified as Level III inputs. In Level III evaluations that are dependent on appraised property valuation, management discounts that valuation by the expected cost to sell and an estimate of the decline in market value for appraisals that are greater than one year old. Those valuations are as follows (in thousands):

	2011
	Level 1	Level II	Level III	Total
Assets measured on a nonrecurring basis:
Impaired loans	$-	$-	$13,796	$13,796
Other real estate owned	$673	$-	$2,794	$3,467
Mortgage servicing rights	$-	$-	$540	$540

	2010
	Level 1	Level II	Level III	Total
Assets measured on a nonrecurring basis:
Impaired loans	$-	$13,755	$-	$13,755
Other real estate owned	$-	$960	$-	$960
Mortgage servicing rights	$-	$-	$549	$549